QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS	July 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS – 99.7%
COMMUNICATION SERVICES – 3.9%
Activision Blizzard, Inc.	93	$7,435
Alphabet, Inc., Class A*	1,473	171,339
AT&T, Inc.	853	16,019
BCE, Inc.	245	12,380
Comcast Corp., Class A	533	19,998
Electronic Arts, Inc.	34	4,462
Meta Platforms, Inc., Class A*	274	43,593
Netflix, Inc.*	53	11,920
TELUS Corp.	373	8,579
T-Mobile US, Inc.*	149	21,316
Twitter, Inc.*	91	3,787
Verizon Communications, Inc.	500	23,095
Walt Disney Co. (The)*	217	23,024
Warner Bros Discovery, Inc.*	289	4,335
		371,282
CONSUMER DISCRETIONARY – 10.6%
Airbnb, Inc., Class A*	45	4,994
Amazon.com, Inc.*	1,212	163,560
AutoZone, Inc.*	3	6,412
Booking Holdings, Inc.*	5	9,679
Chipotle Mexican Grill, Inc.*	4	6,257
Dollar Tree, Inc.*	26	4,299
DR Horton, Inc.	939	73,270
Ferrari NV	22	4,647
Ford Motor Co.	470	6,904
Home Depot, Inc. (The)	123	37,016
Las Vegas Sands Corp.*	91	3,430
Lowe's Cos., Inc.	79	15,131
Lucid Group, Inc.*	199	3,632
Lululemon Athletica, Inc.*	534	165,812
Magna International, Inc.	80	5,109
McDonald's Corp.	88	23,177
MercadoLibre, Inc.*	6	4,882
NVR, Inc.*	20	87,862
O'Reilly Automotive, Inc.*	85	59,805
Pool Corp.	306	109,456
Service Corp. International	866	64,482
Starbucks Corp.	136	11,530
Stellantis NV	375	5,393
Target Corp.	55	8,986
Tesla, Inc.*	124	110,540
TJX Cos., Inc. (The)	140	8,562
Yum! Brands, Inc.	34	4,166
		1,008,993
CONSUMER STAPLES – 4.2%
Altria Group, Inc.	215	9,430
Archer-Daniels-Midland Co.	67	5,545
Coca-Cola Co. (The)	516	33,112
Colgate-Palmolive Co.	100	7,874
Costco Wholesale Corp.	294	159,142
	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER STAPLES (Continued)
Estee Lauder Cos., Inc. (The), Class A	27	$7,374
General Mills, Inc.	72	5,385
Hershey Co. (The)	17	3,875
Hormel Foods Corp.	65	3,207
Kimberly-Clark Corp.	40	5,272
Kroger Co. (The)	86	3,994
Mondelez International, Inc., Class A	165	10,567
Monster Beverage Corp.*	63	6,276
PepsiCo, Inc.	165	28,868
Philip Morris International, Inc.	185	17,973
Procter & Gamble Co. (The)	285	39,589
Sysco Corp.	61	5,179
Walgreens Boots Alliance, Inc.	103	4,081
Walmart, Inc.	328	43,312
		400,055
ENERGY – 2.8%
Baker Hughes Co.	117	3,006
Canadian Natural Resources Ltd.	314	17,333
Cenovus Energy, Inc.	532	10,151
Chevron Corp.	234	38,324
ConocoPhillips	154	15,004
Devon Energy Corp.	78	4,902
Enbridge, Inc.	547	24,577
Energy Transfer LP	367	4,151
Enterprise Products Partners LP	260	6,950
EOG Resources, Inc.	70	7,785
Exxon Mobil Corp.	502	48,659
Halliburton Co.	107	3,135
Hess Corp.	37	4,161
Marathon Petroleum Corp.	65	5,958
MPLX LP	121	3,934
Occidental Petroleum Corp.	112	7,364
Ovintiv, Inc.	70	3,576
Pembina Pipeline Corp.	150	5,727
Phillips 66	57	5,073
Pioneer Natural Resources Co.	29	6,871
Schlumberger NV	168	6,221
Suncor Energy, Inc.	385	13,067
TC Energy Corp.	265	14,130
Valero Energy Corp.	48	5,317
Williams Cos., Inc. (The)	145	4,943
		270,319
FINANCIALS – 18.8%
Aflac, Inc.	76	4,355
Allstate Corp. (The)	815	95,330
American Express Co.	90	13,862
American International Group, Inc.	95	4,918
Ameriprise Financial, Inc.	13	3,509
Aon PLC, Class A	347	100,991
Apollo Global Management, Inc.	68	3,883

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (CONTINUED)	July 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIALS (Continued)
Ares Capital Corp.	79	$1,532
Arthur J Gallagher & Co.	25	4,475
Bank of America Corp.	960	32,458
Bank of Montreal	175	17,626
Bank of New York Mellon Corp. (The)	96	4,172
Bank of Nova Scotia (The)	325	19,809
Berkshire Hathaway, Inc., Class B*	525	157,815
BlackRock, Inc.	90	60,226
Blackstone, Inc.	84	8,574
Brookfield Asset Management, Inc., Class A	423	21,002
Canadian Imperial Bank of Commerce	244	12,344
Capital One Financial Corp.	47	5,162
Charles Schwab Corp. (The)	216	14,915
Chubb Ltd.	51	9,621
Citigroup, Inc.	231	11,989
CME Group, Inc.	43	8,578
Credit Acceptance Corp.*	205	118,061
Discover Financial Services	34	3,434
Everest Re Group Ltd.	229	59,849
Fidelity National Financial, Inc.	2,566	102,537
Globe Life, Inc.	490	49,358
Goldman Sachs Group, Inc. (The)	176	58,677
Intercontinental Exchange, Inc.	66	6,731
JPMorgan Chase & Co.	350	40,376
KKR & Co., Inc.	71	3,938
M&T Bank Corp.	22	3,904
Manulife Financial Corp.	519	9,508
MarketAxess Holdings, Inc.	275	74,464
Marsh & McLennan Cos., Inc.	633	103,787
MetLife, Inc.	97	6,135
Moody's Corp.	206	63,911
Morgan Stanley	209	17,619
MSCI, Inc.	10	4,813
PNC Financial Services Group, Inc. (The)	49	8,131
Progressive Corp. (The)	70	8,054
Prudential Financial, Inc.	45	4,500
Raymond James Financial, Inc.	935	92,069
RenaissanceRe Holdings Ltd.	338	43,707
Royal Bank of Canada	382	37,249
S&P Global, Inc.	345	130,041
Sun Life Financial, Inc.	158	7,337
T Rowe Price Group, Inc.	27	3,334
Toronto-Dominion Bank (The)	490	31,835
Truist Financial Corp.	158	7,974
Unum Group	1,345	43,296
US Bancorp	177	8,354
Wells Fargo & Co.	452	19,829
		1,789,958
	Number of Shares	Value
COMMON STOCKS (Continued)
HEALTH CARE – 14.2%
Abbott Laboratories	208	$22,639
AbbVie, Inc.	211	30,281
Agilent Technologies, Inc.	35	4,693
Alcon, Inc.	58	4,529
AmerisourceBergen Corp.	25	3,648
Amgen, Inc.	64	15,838
Baxter International, Inc.	60	3,520
Becton Dickinson and Co.	34	8,306
Biogen, Inc.*	17	3,656
Boston Scientific Corp.*	170	6,978
Bristol-Myers Squibb Co.	254	18,740
Cardinal Health, Inc.	785	46,755
Centene Corp.*	607	56,433
Charles River Laboratories International, Inc.*	221	55,369
Cigna Corp.	360	99,130
CVS Health Corp.	156	14,926
Danaher Corp.	86	25,066
DaVita, Inc.*	687	57,818
Dexcom, Inc.*	46	3,776
Edwards Lifesciences Corp.*	74	7,440
Elevance Health, Inc.	29	13,836
Eli Lilly & Co.	114	37,585
Gilead Sciences, Inc.	149	8,903
Humana, Inc.	292	140,744
IDEXX Laboratories, Inc.*	10	3,992
Illumina, Inc.*	19	4,117
Intuitive Surgical, Inc.*	43	9,897
IQVIA Holdings, Inc.*	23	5,526
Johnson & Johnson	314	54,799
Laboratory Corp. of America Holdings	333	87,309
McKesson Corp.	205	70,024
Medtronic PLC	160	14,803
Merck & Co., Inc.	301	26,891
Mettler-Toledo International, Inc.*	3	4,049
Moderna, Inc.*	47	7,712
Pfizer, Inc.	668	33,741
Quest Diagnostics, Inc.	591	80,713
Regeneron Pharmaceuticals, Inc.*	13	7,562
ResMed, Inc.	17	4,089
Seagen, Inc.*	22	3,960
Stryker Corp.	45	9,664
Thermo Fisher Scientific, Inc.	46	27,527
UnitedHealth Group, Inc.	348	188,734
Veeva Systems, Inc., Class A*	16	3,577
Vertex Pharmaceuticals, Inc.*	31	8,693
Zoetis, Inc.	56	10,223
		1,358,211
INDUSTRIALS – 15.5%
3M Co.	68	9,740
AMETEK, Inc.	27	3,334

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (CONTINUED)	July 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIALS (Continued)
Boeing Co. (The)*	71	$11,311
Booz Allen Hamilton Holding Corp.	1,841	176,699
Builders FirstSource, Inc.*	1,247	84,796
CACI International, Inc., Class A*	395	119,405
Canadian National Railway Co.	186	23,562
Canadian Pacific Railway Ltd.	1,114	87,861
Carrier Global Corp.	101	4,094
Caterpillar, Inc.	64	12,688
CH Robinson Worldwide, Inc.	655	72,509
Cintas Corp.	200	85,098
Copart, Inc.*	406	52,009
CSX Corp.	259	8,373
Cummins, Inc.	16	3,541
Deere & Co.	36	12,354
Eaton Corp. PLC	47	6,974
Emerson Electric Co.	74	6,665
Expeditors International of Washington, Inc.	476	50,575
Fastenal Co.	1,210	62,146
FedEx Corp.	31	7,226
Ferguson PLC	27	3,404
General Dynamics Corp.	33	7,480
General Electric Co.	131	9,682
Honeywell International, Inc.	81	15,589
Huntington Ingalls Industries, Inc.	345	74,810
Illinois Tool Works, Inc.	37	7,687
JB Hunt Transport Services, Inc.	445	81,555
Johnson Controls International PLC	83	4,475
L3Harris Technologies, Inc.	23	5,519
Leidos Holdings, Inc.	651	69,657
Lockheed Martin Corp.	129	53,382
Norfolk Southern Corp.	28	7,033
Northrop Grumman Corp.	18	8,620
Old Dominion Freight Line, Inc.	14	4,249
Otis Worldwide Corp.	50	3,909
PACCAR, Inc.	42	3,844
Parker-Hannifin Corp.	15	4,336
Raytheon Technologies Corp.	177	16,498
Republic Services, Inc.	445	61,704
Thomson Reuters Corp.	132	14,821
Trane Technologies PLC	28	4,116
TransDigm Group, Inc.*	6	3,734
Uber Technologies, Inc.*	234	5,487
Union Pacific Corp.	75	17,048
United Rentals, Inc.*	203	65,502
Verisk Analytics, Inc.	19	3,615
Waste Connections, Inc.	69	9,203
Waste Management, Inc.	49	8,063
		1,475,982
INFORMATION TECHNOLOGY – 16.2%
Accenture PLC, Class A	79	24,194
	Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
Adobe, Inc.*	56	$22,967
Advanced Micro Devices, Inc.*	193	18,233
Amphenol Corp., Class A	71	5,476
Analog Devices, Inc.	62	10,661
Apple, Inc.	1,928	313,319
Applied Materials, Inc.	105	11,128
Arista Networks, Inc.*	36	4,199
Atlassian Corp. PLC, Class A*	17	3,558
Autodesk, Inc.*	26	5,624
Automatic Data Processing, Inc.	50	12,056
Block, Inc.*	62	4,716
Broadcom, Inc.	48	25,703
Cadence Design Systems, Inc.*	33	6,141
CGI, Inc.*	57	4,886
Cisco Systems, Inc.	495	22,458
Cognizant Technology Solutions Corp., Class A	1,294	87,940
Corning, Inc.	101	3,713
Crowdstrike Holdings, Inc., Class A*	25	4,590
Datadog, Inc., Class A*	34	3,468
Enphase Energy, Inc.*	16	4,547
EPAM Systems, Inc.*	197	68,802
Fidelity National Information Services, Inc.	73	7,458
Fiserv, Inc.*	77	8,137
Fortinet, Inc.*	95	5,667
Genpact Ltd.	1,737	83,515
Global Payments, Inc.	34	4,159
HP, Inc.	125	4,174
Intel Corp.	487	17,683
International Business Machines Corp.	107	13,994
Intuit, Inc.	34	15,510
KLA Corp.	18	6,904
Lam Research Corp.	16	8,008
Marvell Technology, Inc.	101	5,624
Mastercard, Inc., Class A	115	40,686
Microchip Technology, Inc.	66	4,545
Micron Technology, Inc.	133	8,227
Microsoft Corp.	891	250,139
Motorola Solutions, Inc.	20	4,772
NVIDIA Corp.	298	54,126
NXP Semiconductors NV	31	5,700
Oracle Corp.	318	24,753
Palo Alto Networks, Inc.*	12	5,989
Paychex, Inc.	524	67,219
PayPal Holdings, Inc.*	138	11,941
QUALCOMM, Inc.	134	19,438
Roper Technologies, Inc.	13	5,677
Salesforce, Inc.*	118	21,714
ServiceNow, Inc.*	24	10,720
Shopify, Inc., Class A*	308	10,728
Snowflake, Inc., Class A*	37	5,547

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (CONcluded)	July 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
Synopsys, Inc.*	18	$6,615
TD SYNNEX Corp.	568	57,038
TE Connectivity Ltd.	38	5,082
Texas Instruments, Inc.	110	19,678
Visa, Inc., Class A	196	41,574
VMware, Inc., Class A	50	5,810
Workday, Inc., Class A*	24	3,722
Zoom Video Communications, Inc., Class A*	29	3,012
		1,543,664
MATERIALS – 2.6%
Agnico Eagle Mines Ltd.	123	5,288
Air Products and Chemicals, Inc.	26	6,454
Barrick Gold Corp.	480	7,555
Corteva, Inc.	86	4,949
Dow, Inc.	86	4,576
DuPont de Nemours, Inc.	61	3,735
Ecolab, Inc.	34	5,616
Franco-Nevada Corp.	52	6,655
International Flavors & Fragrances, Inc.	30	3,721
Linde PLC	60	18,120
LyondellBasell Industries NV, Class A	39	3,476
Newmont Corp.	215	9,735
Nucor Corp.	32	4,346
Nutrien Ltd.	149	12,763
PPG Industries, Inc.	28	3,620
Reliance Steel & Aluminum Co.	401	76,290
Royal Gold, Inc.	501	52,490
Sherwin-Williams Co. (The)	31	7,500
Southern Copper Corp.	92	4,582
Teck Resources Ltd., Class B	145	4,261
Wheaton Precious Metals Corp.	122	4,185
		249,917
REAL ESTATE – 3.5%
American Tower Corp., REIT	55	14,896
AvalonBay Communities, Inc., REIT	16	3,423
Crown Castle International Corp., REIT	52	9,394
Digital Realty Trust, Inc., REIT	34	4,503
EastGroup Properties, Inc., REIT	596	101,642
Equinix, Inc., REIT	11	7,741
Equity Residential, REIT	45	3,528
First Industrial Realty Trust, Inc., REIT	1,097	56,989
Gaming and Leisure Properties, Inc., REIT	935	48,611
Medical Properties Trust, Inc., REIT	2,732	47,100
Prologis, Inc., REIT	88	11,665
Public Storage, REIT	21	6,855
Realty Income Corp., REIT	72	5,327
SBA Communications Corp., REIT	13	4,365
Simon Property Group, Inc., REIT	39	4,237
	Number of Shares	Value
COMMON STOCKS (Continued)
REAL ESTATE (Continued)
VICI Properties, Inc., REIT	115	$3,932
Welltower, Inc., REIT	54	4,662
		338,870
UTILITIES – 7.4%
American Electric Power Co., Inc.	515	50,758
American Water Works Co., Inc.	355	55,181
Brookfield Infrastructure Partners LP	124	4,939
CMS Energy Corp.	664	45,637
Consolidated Edison, Inc.	42	4,169
Dominion Energy, Inc.	96	7,870
DTE Energy Co.	25	3,257
Duke Energy Corp.	92	10,114
Entergy Corp.	458	52,729
Evergy, Inc.	1,250	85,325
Eversource Energy	698	61,578
Exelon Corp.	116	5,393
Fortis, Inc.	129	6,097
NextEra Energy, Inc.	244	20,616
Pinnacle West Capital Corp.	601	44,155
Public Service Enterprise Group, Inc.	59	3,874
Sempra Energy	450	74,610
Southern Co. (The)	795	61,128
WEC Energy Group, Inc.	433	44,950
Xcel Energy, Inc.	882	64,545
		706,925
TOTAL COMMON STOCKS
(Cost $9,665,842)		9,514,176

SHORT-TERM INVESTMENTS – 0.3%

Invesco Government & Agency Portfolio - Institutional Class, 1.90%(a)	26,245	26,245
TOTAL SHORT TERM INVESTMENTS
(Cost $26,245)		26,245
TOTAL INVESTMENTS – 100.0%
(Cost $9,692,087)		9,540,421
Other Assets in Excess of Liabilities – 0.0%		1,024
TOTAL NET ASSETS – 100.0%		$9,541,445

*	Non-income producing security.
(a)	The rate is the annualized seven-day yield at period end.

REIT	:	Real Estate Investment Trust